Installment Loans (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Accounts, Notes, Loans and Financing Receivable

The composition of installment loans by domicile and type of borrower at March 31, 2010 and 2011 is as follows:

	Millions of yen		Millions of U.S. dollars
	2010	2011	2011
Borrowers in Japan:
Consumer—
Housing loans	¥731,184	¥823,974	$9,909
Other	13,663	14,317	172

	744,847	838,291	10,081

Corporate—
Real estate companies	447,181	345,078	4,150
Commercial, industrial and other companies	904,729	817,493	9,832

	1,351,910	1,162,571	13,982

Overseas corporate, industrial and other borrowers	244,521	870,967	10,475
Purchased loans*	122,973	111,335	1,339

	¥2,464,251	¥2,983,164	$35,877

*	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtor is unlikely and consist mainly of housing loans, loans to real estate companies and commercial, industrial and other companies in Japan.

Financing Receivable, by Contractual Maturity

At March 31, 2011, the contractual maturities of installment loans except purchased loans for each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2012	¥803,554	$9,664
2013	522,216	6,280
2014	425,198	5,114
2015	230,286	2,770
2016	178,146	2,142
Thereafter	712,429	8,568

Total	¥2,871,829	$34,538

Purchased loans
Allowance for Credit Losses on Financing Receivables

Changes in the allowance for uncollectible accounts relating to the purchased loans for fiscal 2009, 2010 and 2011 are as follows:

	Millions of yen			Millions of U.S. dollars
	2009	2010	2011	2011
Beginning balance	¥8,579	¥9,520	¥12,421	$149
Provision charged to income	1,615	3,481	5,261	63
Charge-offs	(462)	(609)	(230)	(2)
Other*	(212)	29	3	0

Ending balance	¥9,520	¥12,421	¥17,455	$210

*	Other includes foreign currency translation adjustments.

Direct Financing Leases and Probable Loan Losses
Allowance for Credit Losses on Financing Receivables

Changes in the allowance for doubtful receivables on direct financing leases and probable loan losses for fiscal 2009, 2010 and 2011 are as follows:

	Millions of yen			Millions of U.S. dollars
	2009	2010	2011	2011
Beginning balance	¥102,007	¥158,544	¥157,523	$1,894
Effect of the application of the new accounting standards*1	0	0	32,181	387
Beginning balance after the application of the new accounting standards	¥102,007	¥158,544	¥189,704	$2,281
Provision charged to income	76,985	71,529	31,122	374
Charge-offs	(21,027)	(60,412)	(61,829)	(743)
Recoveries	1,296	2,615	175	2
Other*2	(717)	(14,753)	(5,022)	(60)

Ending balance	¥158,544	¥157,523	¥154,150	$1,854

*1	This effect results from our application of the new accounting standards for consolidation of VIEs under ASU 2009-16 and ASU 2009-17, effective April 1, 2010.
*2	Other includes foreign currency translation adjustments, amounts reclassified to discontinued operations and decrease in allowance related to sales of subsidiaries.

Direct Financing Leases And Installment Loans
Allowance for Credit Losses on Financing Receivables

The balance of the allowance broken down into investment in direct financing leases and installment loans at March 31, 2010 and 2011 is as follows:

	Millions of yen		Millions of U.S. dollars
	2010	2011	2011
Balance of allowance related to:
Investment in direct financing leases	¥23,969	¥21,201	$255
Installment loans	133,554	132,949	1,599

Total	¥157,523	¥154,150	$1,854